Fair Value (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
 The table below presents the balances of assets and liabilities measured at fair value on a recurring basis at December 31, 2013 and 2012.

Financial Assets	Level 1	Level 2	Level 3	Total
	(Amounts in thousands)
Securities Available for Sale

As of December 31, 2013
U.S. Government sponsored entities	$—	$—	$—	$—
Corporate debt obligations	—	506	—	506
Residential mortgage-backed securities	—	30,450	—	30,450
Collateralized mortgage-backed securities		595	—	595
Collateralized debt obligations	—	—	4,144	4,144
Total	$—	$31,551	$4,144	$35,695

As of December 31, 2012
U.S. Government sponsored entities	$—	$7	$—	$7
Corporate debt obligations	—	1,524	—	1,524
Residential mortgage-backed securities	—	12,899	—	12,899
Collateralized mortgage-backed securities		968	6	974
Collateralized debt obligations	—	—	3,936	3,936
Total	$—	$15,398	$3,942	$19,340

Changes in Level 3 Assets Measured at Fair Value on a Recurring Basis
The changes in Level 3 assets measured at fair value on a recurring basis are summarized as follows for the years ended December 31:

	Securities Available for Sale
	2013	2012
	(Amounts in thousands)
Beginning balance at January 1,	$3,942	$4,122
Total net losses included in:
Net loss – CMO’s	—	(128)
Other comprehensive gain (loss) – CDO’s	202	(52)
Settlements	—	—
Net transfers into Level 3	—	—
Ending balance December 31,	$4,144	$3,942

Fair Value on a Non-recurring Basis
Certain assets and liabilities are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

Financial Assets	Level 1	Level 2	Level 3	Total
	(Amounts in thousands)
As of December 31, 2013
Collateral dependent impaired loans	$—	$—	$41,311	$41,311
OREO	—	—	28,910	28,910

As of December 31, 2012
Collateral dependent impaired loans	$—	$—	$56,620	$56,620
OREO	—	—	26,057	26,057

Summary of Carrying Value and Fair Value of Financial Instruments
The following table summarizes the carrying amounts and fair values for financial instruments at December 31, 2013 and December 31, 2012:

		December 31, 2013		December 31, 2012
	Level in Fair Value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
		(Amounts in thousands)
Financial Assets:
Cash and cash equivalents	Level 1	$45,661	$45,661	$76,866	$76,866
Investment securities AFS	(1)	35,695	35,695	19,340	19,340
Investment securities HTM	Level 2	2,103	2,155	2,066	2,239
Restricted stock	Level 2	3,618	3,618	2,223	2,223
Loans held for sale	Level 2	12,069	12,069	495	495
Loans, net	(2)	635,981	641,449	610,776	632,723
Accrued interest receivable	Level 2	2,717	2,717	2,727	2,727

Financial Liabilities:
Demand and savings deposits	Level 2	$383,412	$383,412	$367,158	$367,158
Time deposits	Level 2	243,356	245,094	270,049	271,786
Borrowings	Level 2	68,683	64,185	43,851	42,849
Accrued interest payable	Level 2	423	423	537	537

(1) See the recurring fair value table above.
(2) For non-impaired loans, Level 2; for impaired loans, Level 3.